Accounts Payable And Accrued Expenses (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable And Accrued Expenses [Abstract]
Trade payables	$ 891,419	$ 488,285	$ 547,519
Accrued expenses	165,931	471,700	140,637
Accrued research and development contract costs	125,992	221,170	1,782,131
Payroll liabilities	53,665	84,576	682,263
Total accounts payable and accrued expenses	$ 1,237,007	$ 1,265,731	$ 3,152,550